CONSOLIDATED BALANCE SHEETS (USD $) In Thousands	Sep. 30, 2011	Dec. 31, 2010
Current assets:
Cash and cash equivalents	$ 16,402	$ 26,133
Restricted cash	1,687	1,314
Short-term investments	20,666
Trade accounts receivable	1,496	1,191
Inventories	1,667	1,605
Prepaid expenses and other current assets	1,482	812
Total current assets	43,400	31,055
Fixed assets, net	25,825	23,950
Intangibles, net	7,204	8,912
Other assets, net	1,180	2,645
Total assets	77,609	66,562
Current liabilities:
Accounts payable	4,313	5,775
Accrued expenses	4,998	3,523
Current portion of royalty interest obligation	1,293	1,575
Current portion of deferred revenue	2,354	2,267
Current portion of long-term debt	4,871	3,182
Total current liabilities	17,829	16,322
Related party debt, including accrued interest		49,795
Long-term debt	20,603	21,869
Royalty interest obligation	1,842	2,996
Deferred revenue	17,847	18,138
Contingent purchase liability	2,042	2,042
Other liabilities	3,571	3,783
Total liabilities	63,734	114,945
Commitments and contingencies
Stockholders' equity (deficit):
Preferred stock, par value $0.001; 5,000,000 shares authorized, none issued and outstanding at September 30, 2011; 88,000,000 shares authorized, 6,322,640 shares issued and outstanding at December 31, 2010 (liquidation preference $85,000,000)		6
Common stock, par value $0.001; 250,000,000 shares authorized, 17,229,892 shares issued and 17,228,827 shares outstanding at September 30, 2011; 120,000,000 authorized, 575,095 shares issued and 574,030 shares outstanding at December 31, 2010	17	1
Additional paid-in capital	178,821	88,523
Accumulated deficit	(164,956)	(136,911)
Accumulated other comprehensive loss	(5)
Treasury stock at cost, 1,065 shares at September 30, 2011 and December 31, 2010	(2)	(2)
Total stockholders' equity (deficit)	13,875	(48,383)
Total liabilities and stockholders' equity (deficit)	$ 77,609	$ 66,562